Bonds and Loans - Schedule of Composition of Debt Instruments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Borrowings [abstract]
Bonds	¥ 3,637,355	¥ 3,532,202
Short-term loans	285	69
Long-term loans	707,770	1,103,100
Total	4,345,410	4,635,371
Non-current	4,141,418	4,613,218
Current	¥ 203,993	¥ 22,153